Wireless Device Payment Plans - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Mar. 31, 2018	Jan. 01, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables transferred to ABS Entities	$ 12,700		$ 11,500
Device payment plan agreement, trade-in liability	$ (4,973)	$ (4,943)	(4,943)	$ (4,571)	$ (4,452)
Number of customer tenure days	210 days
Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Required down payment percentage	0.00%
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Required down payment percentage	100.00%
Product Trade-in
Accounts, Notes, Loans and Financing Receivable [Line Items]
Device payment plan agreement, trade-in liability			$ (64)